Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 12, 2014	Dec. 11, 2014
Significant Accounting Policies [Line Items]
Aggregate amount common shares		81,681,131				81,681,131
Sale of common shares	13,636,363	81,681,131			13,636,363	10,000
Common shares, par value	$ 20	$ 0.000004			$ 20
Proceeds from the sale of the common shares	$ 0		$ 34,335,000	$ 380,091,000
Estimated useful life		25 years
Estimated residual value		15.00%
Cash and cash equivalents maturity period		Cash on hand and highly liquid investments with maturity dates of 90 days or less.
Maximum [Member]
Significant Accounting Policies [Line Items]
Highly liquid investments maturity date		90 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Recognized income tax positions		50.00%